Income Taxes (Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, Current	$ 17,494	$ 2,664	$ 3,509
State, Current	5,251	2,427	1,674
Foreign, Current	7,920	6,838	13,601
Federal, Deferred	1,302	7,579	1,791
State, Deferred	176	15	1,284
Foreign, Deferred	2,682	(1,703)	(5,840)
Total income tax provision	$ 34,825	$ 17,820	$ 16,019